Tax - Current Tax - Additional Information (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of uncertain tax positions within current tax [line items]
Uncertain tax positions included within current tax liability	$ 29,000,000	$ 42,000,000
Maximum [member]
Disclosure of uncertain tax positions within current tax [line items]
Uncertain tax positions included within current tax liability	$ 8,000,000	$ 8,000,000